Organization and principal activities - Risks in relation to the VIE structure (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and principal activities
Total assets	$ 9,347	$ 14,172
LIABILITIES
Total liabilities	3,268	68,303
Net (loss)/profit	(1,324)	(2,148)	$ (11,053)
Net cash provided by/(used in) operating activities	146	(2,072)	1,215
Net cash provided by/(used in) investing activities	(5,272)	(11)	4,981
Net cash provided by financing activities	1,550	254	(36,316)
Consolidated VIEs
Organization and principal activities
Total assets		12,525,000
LIABILITIES
Total liabilities		48,272,000
Total net revenues	3,360,000	4,287,000	5,643,000
Net (loss)/profit	417,000	(543,000)	(1,902,000)
Net cash provided by/(used in) operating activities	1,903,000	(332,000)	3,482,000
Net cash provided by/(used in) investing activities	1,000	$ (2,673,000)	$ 5,085,000
Assets of the VIEs and VIEs' subsidiaries that are collateral	$ 0